Leases - Lessor Leases - Undiscounted lease receipts from operating leases and investment properties (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received				£ 393		£ 437
Amounts receivable under investment properties | €			€ 554		€ 729
Investment properties leased out on operating lease	£ 840	£ 949
Investment properties lease income	£ 60	£ 76
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received				143		154
Amounts receivable under investment properties | €			67		113
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received				112		123
Amounts receivable under investment properties | €			127		156
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received				79		83
Amounts receivable under investment properties | €			54		128
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received				34		48
Amounts receivable under investment properties | €			76		55
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received				14		17
Amounts receivable under investment properties | €			88		98
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received				£ 11		£ 12
Amounts receivable under investment properties | €			€ 142		€ 179